13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 11, 2005

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	49
Form 13F Information Table Value Total: 	$278,917

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     8085   173304 SH       SOLE                   173304
American International Group   COM              026874107     9192   139971 SH       SOLE                   139971
Anadarko Petroleum Corp        COM              032511107     7115   109784 SH       SOLE                   109784
Applied Materials              COM              038222105     5756   336582 SH       SOLE                   336582
Automatic Data Processing      COM              053015103     7155   161331 SH       SOLE                   161331
Bank of America Corp           COM              060505104      211     4499 SH       SOLE                     4499
Baxter International Conv 7%   PFD              071813406      714    12650 SH       SOLE                    12650
Baxter International Inc.      COM              071813109     6687   193607 SH       SOLE                   193607
Berkshire Hathaway Inc Cl B    CL B             084670207      232       79 SH       SOLE                       79
BP Plc Spon Adr                SPON ADR         055622104      233     3991 SH       SOLE                     3991
Cisco Systems Inc.             COM              17275r102     6133   317431 SH       SOLE                   317431
Citigroup Inc                  COM              172967101     8269   171632 SH       SOLE                   171632
Comcast Corp Special Cl A      CL A SPL         20030n200    10582   322234 SH       SOLE                   322234
Diageo ADR                     SPON ADR NEW     25243q205     8813   152259 SH       SOLE                   152259
Eli Lilly & Company            COM              532457108     4116    72527 SH       SOLE                    72527
Evergreen Managed Income Fund  COM              30024y104      802    43595 SH       SOLE                    43595
Exxon Corp                     COM              30231g102      951    18560 SH       SOLE                    18560
Fannie Mae                     COM              313586109     8533   198830 SH       SOLE                   119830
First Data Corporation         COM              319963104     8143   191428 SH       SOLE            	    191428
Freddie Mac                    COM              313400301    11147   151244 SH       SOLE                   151244
General Electric Company       COM              369604103     7433   203643 SH       SOLE                   203643
Goldman Sachs Group Inc        COM              38141g104     6990    67184 SH       SOLE                    67184
Hewlett Packard Inc            COM              428236103      222    10570 SH       SOLE                    10570
Home Depot Inc                 COM              437076102     9045   211618 SH       SOLE                   211618
Int'l Business Machines Corp   COM              459200101      348     3533 SH       SOLE                     3533
Intel Corp.                    COM              458140100      599    25610 SH       SOLE                    25610
Johnson & Johnson              COM              478160104      414     6531 SH       SOLE                     6531
Liberty Media - A              CL A             530718105     7998   728420 SH       SOLE                   728420
Microsoft Corp.                COM              594918104     9717   363674 SH       SOLE                   363674
Morgan Stanley Dean Witter     COM NEW          617446448      384     6916 SH       SOLE                     6916
Nextwave Telecom Inc Cl B      CL B             65332m103     2533   340973 SH       SOLE                   340973
Nuveen CA Muni Opportunity     COM              67062u107      178    12600 SH       SOLE                    12600
Oracle Corp                    COM              68389x105      468    34135 SH       SOLE                    34135
Pepsico Inc                    COM              713448108     8800   168590 SH       SOLE                   168590
Pfizer Inc.                    COM              717081103     7904   293936 SH       SOLE                   293936
Pimco High Income Fund         COM              722014107     1574   105321 SH       SOLE                   105321
Pimco Municipal Income Fd II   COM              72200w106      474    32800 SH       SOLE                    32800
Qualcomm Inc                   COM              747525103    24389   575220 SH       SOLE                   575220
S&P Dep Receipts Trust Series  UNIT SER I       78462f103      805     6665 SH       SOLE                     6665
Schering-Plough                COM              806605101     7766   371952 SH       SOLE                   371952
Smith International            COM              832110100      784    14411 SH       SOLE                    14411
The Bank of New York           COM              064057102     6985   208993 SH       SOLE                   208993
Tribune Co                     COM              896047107     7112   168763 SH       SOLE                   168763
Varco International Inc        COM              922126106    12650   433954 SH       SOLE                   433954
Wal Mart Stores Inc            COM              931142103     7795   147568 SH       SOLE                   147568
Walt Disney Co                 COM DISNEY       254687106     7927   285127 SH       SOLE                   285127
Washington Mutual Inc          COM              939322103     9139   216146 SH       SOLE                   216146
Waste Management Inc           COM              94106l109     7424   247949 SH       SOLE                   247949
Yum! Brands                    COM              988498101     8191   173621 SH       SOLE                   173621